Post-employment benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ 26	$ 17	$ 51	$ 33
DB pension
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	33	25	66	49
OPEBs
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ (7)	$ (8)	$ (15)	$ (16)